Note 8 - Other Liabilities	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
8.	Other liabilities:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2025	2024	2024

Accounts payable and other	$6,324	$10,752	$7,543
Current income tax liability	4,351	893	2,426
Deferred income tax liability	118	141	709
Derivative instruments (note 12)	881	-	-
Lease obligations	2,852	3,035	3,594
Cash collateral and amounts held in escrow	5,950	6,076	8,735
Cash reserves on receivable purchase program receivables	189,699	171,208	155,583

	$210,175	$192,105	$178,590